UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments

Senior Floating-Rate Loans — 122.8%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.0%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	$869,862
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,290	1,031,637
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		39,645	36,539,867
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		51,218	50,665,945
Term Loan, 3.75%, Maturing June 4, 2021		15,997	15,804,666

			$104,911,977

Automotive — 4.2%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.94%, Maturing April 27, 2020		9,726	$9,741,139
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		15,207	15,242,096
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		14,448	14,440,031
Term Loan, 3.25%, Maturing December 31, 2018		28,024	27,957,392
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,616	6,568,004
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,508	13,499,506
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		36,616	33,572,570
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		29,875	29,980,309
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		4,148	4,043,812
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		19,716	19,643,707
Remy International, Inc.
Term Loan, 5.25%, Maturing March 5, 2020		6,824	6,835,024
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		3,461	3,477,340
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	6,950	7,547,038
Term Loan, 4.50%, Maturing June 30, 2022		10,375	10,310,156
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		17,670	17,551,717
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		5,276	5,265,205

			$225,675,046

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	9,197	$8,714,479
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	2,000	1,890,000

		$10,604,479

Brokerage / Securities Dealers / Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	2,793	$2,794,745
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	3,800	3,800,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	6,838	6,701,669

		$13,296,414

Building and Development — 2.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	11,672	$11,620,662
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	8,731	8,665,642
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,590	1,592,203
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	10,052	9,982,689
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	6,983	6,929,042
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	47,474	44,784,058
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	1,671	1,680,211
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	12,178	12,040,821
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	11,454	11,439,453
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,211	2,217,434
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	13,298	13,218,900
Realogy Corporation
Term Loan, 4.45%, Maturing October 10, 2016	138	136,957
Term Loan, 3.75%, Maturing March 5, 2020	18,067	18,075,690
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	5,362	5,359,890
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,316	2,312,914

		$150,056,566

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 9.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		26,594	$25,940,560
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		9,350	9,351,169
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		15,003	13,464,817
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		9,434	8,750,050
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,703	2,627,769
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,060	12,969,735
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		5,620	5,184,428
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		13,214	13,188,410
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		2,344	2,348,520
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		15,551	13,555,238
Education Management, LLC
Revolving Loan, 2.09%, Maturing July 2, 2020(3)(4)		5,858	2,615,080
Term Loan, 5.50%, Maturing July 2, 2020(3)		3,491	1,605,072
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		6,112	1,509,589
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		50,329	50,360,176
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		8,207	8,169,213
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		10,149	10,126,189
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,735	2,669,683
Term Loan, 4.00%, Maturing November 6, 2020		15,428	15,061,454
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,846	4,364,512
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,456	14,451,177
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		16,673	16,619,800
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,250	5,786,818
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,211	12,247,482
ION Trading Finance Ltd.
Term Loan, 4.25%, Maturing June 10, 2021		4,100	4,079,500
Term Loan, 4.50%, Maturing June 10, 2021	EUR	11,273	12,432,996

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	8,232	$8,242,117
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	38,437	38,429,260
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	14,954	15,171,305
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	16,802	13,546,275
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018	2,702	2,689,649
Term Loan, 4.50%, Maturing April 2, 2022	9,826	9,786,323
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019	425	422,875
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019	4,888	4,855,428
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	7,965	7,962,095
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019	20,352	19,334,264
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021	5,866	5,396,591
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017	5,310	5,296,961
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018	3,500	3,473,750
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	23,446	23,481,123
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017	3,625	3,627,859
Term Loan, 4.00%, Maturing March 8, 2020	43,012	43,034,001
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	7,219	7,204,446
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	11,713	11,649,296
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	531	531,449
Term Loan, 4.25%, Maturing May 14, 2022	3,035	3,034,613
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	18,833	18,695,070

		$515,344,187

Cable and Satellite Television — 2.7%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	14,741	$14,609,840
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023	18,100	18,105,665

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
MCC Iowa, LLC
Term Loan, 4.00%, Maturing January 20, 2020		1,990	$1,989,744
Term Loan, 3.25%, Maturing January 29, 2021		5,353	5,297,707
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		31,700	31,846,612
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		38,699	38,475,418
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,780,800
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,652,512
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,221,995
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,071,937

			$142,052,230

Chemicals and Plastics — 7.2%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	EUR	2,372	$2,604,902
Term Loan, 4.00%, Maturing June 1, 2022		2,494	2,472,678
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,407	8,425,702
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,711	2,981,553
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,362	4,371,698
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,540	2,530,008
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		32,549	32,508,034
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,910	4,310,046
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		9,069	9,073,649
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		24,788	22,639,584
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,960	6,899,408
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		4,901	4,882,633
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,249,561
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,538	1,524,864
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		9,303	9,254,213
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,230	8,226,156

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		15,954	$15,768,297
Ineos Finance, PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,681	3,968,655
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,668	8,239,752
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		39,533	39,179,131
Term Loan, 4.25%, Maturing March 31, 2022		5,920	5,853,632
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		5,991	5,470,074
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		27,703	26,871,709
Term Loan, 4.75%, Maturing June 7, 2020		6,653	6,426,850
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		18,289	18,273,663
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		6,295	6,310,722
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,960	2,091,041
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,810	5,591,882
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	1,805,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		4,793	4,785,895
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,896	2,854,575
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		622	621,942
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,522	3,524,336
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		19,950	19,856,494
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		46,653	43,029,017
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		25,850	25,480,707
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		9,651	9,614,622

			$383,572,685

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		14,325	$13,778,859

			$13,778,859

Conglomerates — 0.6%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,701,338
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,025	8,544,462
Spectrum Brands, Inc.
Term Loan, 3.75%, Maturing June 23, 2022		11,759	11,821,925
Term Loan, 4.39%, Maturing June 23, 2022	CAD	11,970	9,062,634

			$31,130,359

Containers and Glass Products — 2.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,384	$29,171,982
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,896,017
Term Loan, 4.00%, Maturing October 1, 2022		9,375	9,403,650
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,577	13,605,682
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	1,418	1,565,745
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		11,873	11,886,772
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,803	5,777,311
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,494	22,556,067
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,114,968
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	14,475	15,988,494

			$139,966,688

Cosmetics / Toiletries — 0.7%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		13,300	$13,029,850
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,230	4,233,731
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		22,296	21,608,396

			$38,871,977

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs — 2.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,916	$6,919,300
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,618	15,332,628
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,432	1,577,317
Term Loan, 4.50%, Maturing March 11, 2021	EUR	3,383	3,726,486
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		22,875	22,551,891
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		4,802	4,573,522
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		19,179	17,989,957
Term Loan, 3.75%, Maturing August 5, 2020		27,304	25,447,781
Term Loan, 4.00%, Maturing April 1, 2022		40,425	37,667,435

			$135,786,317

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		16,930	$16,746,151
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,394	8,225,945

			$24,972,096

Electronics / Electrical — 13.3%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		18,805	$13,727,584
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		74,856	74,923,771
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,361	7,324,154
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		6,824	6,815,132
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		8,000	8,002,504
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		15,790	12,500,817
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		47,374	47,430,450
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		2,594	2,594,581
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023		3,475	3,486,582
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		3,441	3,432,389

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		8,500	$8,202,740
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,037	8,984,777
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		5,475	5,475,375
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing January 15, 2021		2,917	2,920,461
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		42,117	42,238,222
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,191	18,100,172
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,850,625
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,127	3,049,132
Term Loan, 3.75%, Maturing June 3, 2020		55,047	53,678,185
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,820	4,116,613
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	EUR	12,000	13,204,051
Term Loan, 4.50%, Maturing August 5, 2022		19,275	19,092,292
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		11,393	10,538,524
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,283	5,302,937
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		9,904	9,900,660
Term Loan, 5.25%, Maturing November 19, 2021		15,914	15,919,401
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		35,982	36,021,981
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		10,783	10,698,867
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		4,192	4,179,292
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		9,528	9,424,541
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		3,875	3,857,501
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		18,234	17,702,113
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,364,250
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,437	7,453,008
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	2,997,501

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	53,469	$48,990,791
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	841	842,841
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	30,892	25,833,417
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,361	8,360,589
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	2,700	2,711,553
Term Loan, 4.00%, Maturing July 8, 2022	17,450	17,524,669
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	13,116	13,149,281
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	19,532	19,141,657
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	3,612	3,620,803
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	9,033	9,021,513
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	24,941	24,969,391
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	15,305	15,292,548
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	18,865	19,018,394

		$708,988,632

Equipment Leasing — 0.7%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,401,788
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	11,500	11,519,768

		$34,921,556

Financial Intermediaries — 5.3%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,151	$9,139,312
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	17,801	17,645,463
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	4,650	4,591,875
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	21,000	21,061,233

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	15,956	$15,841,252
First Data Corporation
Term Loan, 3.70%, Maturing March 24, 2017	3,000	2,999,988
Term Loan, 3.70%, Maturing March 24, 2018	24,280	24,140,593
Term Loan, 3.70%, Maturing September 24, 2018	24,150	24,021,715
Term Loan, 4.20%, Maturing March 24, 2021	8,384	8,403,285
Term Loan, 3.95%, Maturing July 8, 2022	11,625	11,668,594
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	22,958	22,871,795
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	19,562	19,586,128
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	2,950	2,952,767
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	5,415	5,381,613
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,685,227
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	3,968,612
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,724	1,727,927
Term Loan, 6.25%, Maturing September 4, 2018	5,696	5,710,401
Term Loan, 6.25%, Maturing September 4, 2018	12,196	12,226,305
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	9,310	9,335,193
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,158	6,096,358
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	10,915	10,833,393
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,411	9,434,414
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	29,972	27,624,584

		$281,948,027

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	33,502	$33,573,476
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	4,900	4,902,660
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	20,568	20,523,426

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,471	$3,468,402
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		19,969	19,557,006
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,405	12,405,349
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		34,517	34,566,890
High Liner Foods, Inc.
Term Loan, 4.25%, Maturing April 24, 2021		8,693	8,663,652
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,846,072
Term Loan, 3.75%, Maturing September 18, 2020		13,647	13,651,617
Term Loan, 4.00%, Maturing October 30, 2022		5,900	5,907,340
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	6,573	6,601,635
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,168	4,835,730
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		42,459	42,178,131
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,127	1,130,227

			$227,811,613

Food Service — 3.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		28,679	$28,724,912
Aramark Services, Inc.
Term Loan, 3.69%, Maturing July 26, 2016		404	399,879
Term Loan, 3.70%, Maturing July 26, 2016		194	192,163
ARG IH Corporation
Term Loan, 4.76%, Maturing November 15, 2020		2,416	2,425,601
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		4,868	4,725,017
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,475	6,442,569
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		16,319	16,356,920
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		9,106	9,014,815
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,714	6,562,797
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,808	1,781,250

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		57,360	$57,443,792
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,474	34,726,589

			$168,796,304

Food / Drug Retailers — 2.9%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019		29,546	$29,553,765
Term Loan, 5.00%, Maturing August 25, 2019		23,229	23,243,893
Term Loan, 5.50%, Maturing August 25, 2021		6,701	6,709,367
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,010	2,927,017
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		18,523	18,455,897
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,475	28,759,347
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		6,000	6,021,564
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		38,679	38,677,209

			$154,348,059

Forest Products — 0.1%
SIG Euro Holdings AG & Co. KG
Term Loan, 4.50%, Maturing December 2, 2018	EUR	2,627	$2,902,029

			$2,902,029

Health Care — 13.6%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		2,084	$2,094,411
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022		4,049	4,058,975
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021		10,148	10,046,025
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021		6,200	6,207,750
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022		14,938	14,965,526
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,516	17,444,856
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,362	13,345,729

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021		4,500	$4,505,625
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,235	6,211,135
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	2,762,752
Term Loan, 6.50%, Maturing July 31, 2020		5,005	4,604,587
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,628,850
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		25,783	23,204,865
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		948	949,161
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		20,209	20,171,376
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		13,423	13,382,844
Term Loan, 4.00%, Maturing January 27, 2021		47,720	47,656,706
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		2,618	2,620,598
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	EUR	4,988	5,500,959
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		10,360	10,256,769
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		13,909	13,938,341
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020		19,950	20,049,750
Term Loan, 4.25%, Maturing June 8, 2020		18,504	18,387,977
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		41,537	41,515,278
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		2,790	2,794,540
Term Loan, 4.25%, Maturing August 30, 2020		9,219	9,233,257
Greatbatch Ltd.
Term Loan, 5.25%, Maturing September 22, 2022		7,700	7,733,687
HC Group Holdings III, Inc.
Term Loan, 6.00%, Maturing April 7, 2022		7,263	7,293,070
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,350	8,742,197
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,096	21,164,459
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		9,836	9,147,271

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	13,426	$13,403,965
Term Loan, 7.75%, Maturing May 15, 2018	21,551	21,541,796
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	37,228	36,793,599
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	17,494	17,471,667
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	34,159	34,201,940
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	10,225	10,122,750
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	7,459	7,197,685
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	1,711	1,702,871
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021	31,950	11,422,095
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,658	4,927,073
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	4,840	3,581,956
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,363	5,282,851
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	3,990	3,920,175
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	30,026	28,674,994
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	29,736	28,843,967
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	3,900	3,846,375
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	20,842	20,888,748
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	12,696	12,690,216
RCHP, Inc.
Term Loan, 5.25%, Maturing April 23, 2019	15,337	15,193,585
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	13,801	13,809,342
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,521	8,510,244
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	1,025	1,019,875
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	11,138	11,051,224

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		8,396	$7,976,616
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,753	10,577,868
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		16,282	16,287,286

			$725,560,089

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	$34,851,315
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		3,995	4,004,312

			$38,855,627

Industrial Equipment — 4.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		34,892	$34,136,283
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,500	4,960,026
Term Loan, 4.50%, Maturing October 28, 2021		4,031	4,023,489
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,777	18,839,273
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,868	1,869,497
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,098,939
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,772	17,648,722
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,259	3,376,058
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		20,074	19,717,268
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	4,232,791
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		11,901	11,953,507
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		11,508	11,249,527
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,437	46,962,779
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		7,825	7,713,792
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,541	5,430,056

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		11,060	$10,986,323
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,568	3,539,718
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		3,433	3,429,684
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	7,575	8,173,666

			$219,341,398

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		14,539	$14,406,814
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		38,207	38,390,165
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		6,000	6,018,750
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		39,115	37,440,425
Term Loan, 5.00%, Maturing August 4, 2022		46,010	43,617,184
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	9,655,538
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		10,327	9,380,649
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		9,661	7,631,805
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020(3)		6,266	4,198,159
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		28,589	27,963,505
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		32,224	31,941,937

			$230,644,931

Leisure Goods / Activities / Movies — 3.5%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		15,643	$15,647,739
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		13,225	13,247,046
Aufinco Pty. Limited
Term Loan, 4.00%, Maturing May 29, 2020		3,066	3,059,993
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		7,200	7,128,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	18,406	$18,417,881
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	3,725	3,744,091
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	2,939	2,941,317
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,555	7,555,313
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	1,815	1,809,873
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	536	535,130
Term Loan, 5.50%, Maturing May 8, 2021	4,152	4,147,259
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	10,238	10,239,906
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	12,593	12,540,306
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	14,170	13,850,774
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	21,761	20,510,163
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	925	161,796
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	14,093	13,317,927
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	3,233	3,236,776
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	10,944	6,894,432
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	13,023	12,697,864
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	14,191	14,020,570

		$185,704,156

Lodging and Casinos — 3.5%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	2,376	$2,388,157
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	26,211	25,675,602
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	1,877	1,890,366
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	3,370	3,375,625

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(7)		6,723	$6,168,249
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,690	9,705,285
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,842,000
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	17,725	27,365,206
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,243	1,249,849
Term Loan, 5.50%, Maturing November 21, 2019		2,900	2,916,314
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		38,289	38,411,035
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		31,766	31,749,959
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		2,687	2,686,693
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		3,033	2,997,058
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		29,940	29,332,118
Term Loan, 6.00%, Maturing October 1, 2021		1,580	1,547,552

			$189,301,068

Nonferrous Metals / Minerals — 2.0%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017		2,975	$2,841,125
Term Loan, 3.50%, Maturing May 22, 2020		19,528	8,641,126
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		35,831	18,811,338
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		7,761	7,688,148
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		18,876	11,435,659
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		2,569	1,701,673
Term Loan, 7.50%, Maturing April 16, 2020		16,783	11,104,716
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,000	1,285,293
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		22,893	22,454,437
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,925	3,748,723
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		10,550	9,626,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	1,250	$771,000
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(7)	19,269	5,949,203

		$106,059,316

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,068	$18,812,015
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020(3)	10,375	6,017,500
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	19,999	18,898,874
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	11,748	11,568,380
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,356	9,226,862
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	9,211	7,506,905
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,065	7,201,443
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	14,825	14,194,938
Term Loan, 4.00%, Maturing December 2, 2019	3,276	3,186,763
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	10,238	9,086,483
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	9,550	3,614,675
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	10,022	6,088,593
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,692	31,759,793
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing May 2, 2016	315	313,203
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	9,135	3,608,416
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(7)	16,275	935,813
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,518	23,236,611
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	342	219,420
Term Loan, 4.25%, Maturing December 16, 2020	916	588,345
Term Loan, 4.25%, Maturing December 16, 2020	6,583	4,229,435

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019(3)		1,606	$1,067,826
Term Loan, 4.25%, Maturing October 1, 2019(3)		2,629	1,748,225
Term Loan, 4.25%, Maturing October 1, 2019(3)		19,840	13,193,337
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021		3,827	2,889,055
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022		2,186	2,183,314
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		11,722	9,164,777

			$210,541,001

Publishing — 2.8%
682534 N.B., Inc.
Term Loan, 10.00%, Maturing October 1, 2020(3)		995	$796,306
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019		12,797	12,813,058
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		62,137	41,735,608
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,170	16,187,097
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		35,613	30,760,366
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019		4,152	4,163,219
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,144	5,054,031
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,416	2,405,817
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019		5,599	5,571,402
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		9,399	9,352,238
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	EUR	2,985	3,301,947
Term Loan, 4.75%, Maturing August 14, 2020		15,019	14,887,426

			$147,028,515

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,095	$3,806,303
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,053	5,835,718

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Block Communications, Inc.
Term Loan, 5.50%, Maturing November 7, 2021		2,129	$2,136,482
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	34,369,792
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,300	4,303,034
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,040	13,876,195
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		2,537	2,535,505
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,906	5,806,582
iHeartCommunications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019		14,994	12,600,462
Term Loan, 7.69%, Maturing July 30, 2019		2,571	2,185,404
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		9,951	9,938,176
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		5,402	5,388,764
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,126	6,110,942
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,449	2,436,521
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 11, 2020		8,408	8,420,929
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		19,523	19,547,115
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,767	7,725,318
Term Loan, 4.00%, Maturing March 1, 2020		8,748	8,694,200

			$155,717,442

Retailers (Except Food and Drug) — 6.5%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		20,796	$16,649,423
B&M Retail Limited
Term Loan, 3.84%, Maturing May 21, 2019	GBP	3,750	5,700,306
Term Loan, 4.34%, Maturing April 28, 2020	GBP	3,000	4,593,002
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		6,871	6,833,708
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		25,294	25,257,350
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,370	9,683,759

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		19,485	$19,542,746
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		7,489	6,435,571
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,171	10,220,526
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,767	19,975,154
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		17,800	17,354,622
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		8,716	8,737,743
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		14,785	14,800,691
Term Loan, 4.00%, Maturing January 28, 2020		8,586	8,618,439
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		37,025	36,183,183
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		23,325	23,320,148
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,945	1,947,431
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		31,171	31,202,694
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,354	9,655,051
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,278	6,089,745
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 3, 2021		12,697	12,776,489
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		4,248	4,205,180
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		26,984	26,669,558
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		15,965	14,887,213
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	2,979	3,341,622
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	4,363	3,334,720
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		1,962	1,910,122

			$349,926,196

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 1.6%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	77,720	$66,042,708
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	11,794	11,499,086
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017	6,071	6,010,613

		$83,552,407

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	9,600	$9,432,000
Term Loan, 3.75%, Maturing March 11, 2018	15,390	15,383,395
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 23, 2017(4)	426	425,265
Term Loan, 4.00%, Maturing July 31, 2022	973	971,284
Term Loan, 4.00%, Maturing July 31, 2022	3,051	3,045,107
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	18,264	15,615,470

		$44,872,521

Telecommunications — 3.8%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	78,733	$76,457,589
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	17,153	16,959,644
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	7,531	7,448,757
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	14,060	13,967,583
Term Loan, 3.25%, Maturing June 10, 2022	4,988	4,937,002
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	13,408	12,276,692
Term Loan, 4.00%, Maturing April 23, 2019	21,114	19,332,587
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,405	31,247,718
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	5,415	5,335,357
Term Loan, 3.50%, Maturing January 15, 2022	8,403	8,279,330
Term Loan, 3.50%, Maturing January 15, 2022	8,906	8,774,756

		$205,017,015

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 2.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,014	$6,846,990
Term Loan, 3.25%, Maturing January 31, 2022	1,163	1,138,653
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	12,707	12,738,768
Term Loan, 4.00%, Maturing October 30, 2020	3,316	3,322,735
Term Loan, 3.50%, Maturing May 27, 2022	27,456	27,193,075
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,928	13,887,818
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	3,000	2,999,314
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,728	3,737,164
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,008	986,906
Term Loan, 5.00%, Maturing December 19, 2021	22,745	22,261,465
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	1,550	1,542,250
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	18,975	15,464,989
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	8,038	6,470,809
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	10,648	10,488,588
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	12,450	12,459,030
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	6,438	6,409,443
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	5,500	5,431,250

		$153,379,247

Total Senior Floating-Rate Loans (identified cost $6,931,229,277)		$6,555,237,029

Corporate Bonds & Notes — 4.0%

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)	4,000	$4,126,200

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		4,545	$4,789,294
6.00%, 4/15/21(10)	GBP	4,658	7,615,465
5.50%, 1/15/25(10)		1,825	1,852,375

			$18,383,334

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20		24,250	$20,673,125

			$20,673,125

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,240,937

			$21,240,937

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,220,000
9.00%, 11/15/18(10)	CAD	4,500	2,443,408

			$4,663,408

Entertainment — 0.3%
Vougeot Bidco PLC
5.201%, 7/15/20(10)(11)	EUR	6,875	$7,579,374
7.875%, 7/15/20(10)	GBP	3,500	5,740,916

			$13,320,290

Equipment Leasing — 0.0%(12)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$779,375
7.125%, 9/1/18(10)		750	832,500

			$1,611,875

Financial Intermediaries — 0.0%(12)
First Data Corp.
6.75%, 11/1/20(10)		1,674	$1,768,163

			$1,768,163

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,084,000

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Iceland Bondco PLC
4.829%, 7/15/20(10)(11)	GBP	5,425	$7,338,687
6.25%, 7/15/21(10)	GBP	3,925	5,507,720

			$26,930,407

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,285,312
5.125%, 8/1/21		13,150	13,643,125
HCA, Inc.
4.75%, 5/1/23		4,650	4,777,875
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,494,625
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,562,500
4.375%, 10/1/21		6,225	6,240,563

			$52,004,000

Industrial Equipment — 0.0%(12)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)		186	$95,058

			$95,058

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.586%, 11/15/19(10)(11)	GBP	2,500	$3,864,404

			$3,864,404

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,394,040

			$4,394,040

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		5,550	$4,509,375
9.00%, 2/15/20(7)		2,500	2,025,000
9.00%, 2/15/20(7)		6,350	5,135,563

			$11,669,938

Security		Principal Amount* (000’s omitted)	Value

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,599,500

			$6,599,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,452,650
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,259,500

			$4,712,150

Telecommunications — 0.2%
Matterhorn Telecom SA
3.875%, 5/1/22(10)	EUR	2,000	$2,024,786
Wind Acquisition Finance SA
5.183%, 4/30/19(10)(11)	EUR	4,825	5,360,410
6.50%, 4/30/20(10)		3,150	3,335,062

			$10,720,258

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(10)		2,000	$2,112,000
7.875%, 1/15/23(10)		4,538	4,895,367
5.875%, 1/15/24(10)		5,000	5,250,000

			$12,257,367

Total Corporate Bonds & Notes (identified cost $223,734,211)			$214,908,254

Asset-Backed Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.171%, 4/15/25(10)(11)		$2,400	$2,344,040
Series 2013-14A, Class D, 3.821%, 4/15/25(10)(11)		3,000	2,850,446
Series 2013-14A, Class E, 4.721%, 4/15/25(10)(11)		1,500	1,274,089
Apidos CLO XVII
Series 2014-17A, Class B, 3.165%, 4/17/26(10)(11)		3,000	2,949,627
Series 2014-17A, Class C, 3.615%, 4/17/26(10)(11)		1,500	1,398,771
Series 2014-17A, Class D, 5.065%, 4/17/26(10)(11)		1,500	1,286,407
Apidos CLO XXI
Series 2015-21A, Class D, 5.827%, 7/18/27(10)(11)		1,500	1,335,222

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.065%, 10/17/24(10)(11)	$2,000	$1,948,427
Series 2013-3A, Class D, 3.815%, 10/17/24(10)(11)	2,000	1,865,988
Series 2013-3A, Class E, 5.215%, 10/17/24(10)(11)	2,000	1,725,463
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.065%, 7/17/25(10)(11)	2,000	1,957,179
Series 2013-2A, Class D, 3.765%, 7/17/25(10)(11)	1,670	1,578,049
Series 2013-2A, Class E, 4.565%, 7/17/25(10)(11)	1,670	1,422,577
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.017%, 4/20/25(10)(11)	3,150	3,068,943
Series 2013-IA, Class D, 3.817%, 4/20/25(10)(11)	2,475	2,311,130
Series 2013-IA, Class E, 4.717%, 4/20/25(10)(11)	1,500	1,309,009
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.421%, 7/15/26(10)(11)	2,175	2,174,530
Series 2014-1A, Class E1, 5.421%, 7/15/26(10)(11)	2,175	1,862,937
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 2.971%, 7/15/25(10)(11)	2,000	1,946,347
Series 2013-3A, Class C, 3.721%, 7/15/25(10)(11)	2,000	1,892,906
Series 2013-3A, Class D, 4.921%, 7/15/25(10)(11)	1,600	1,394,705
Madison Park Funding XII, Ltd.
Series 2014-12A, Class C, 3.417%, 7/20/26(10)(11)	1,750	1,748,685
Series 2014-12A, Class D, 3.817%, 7/20/26(10)(11)	1,750	1,645,890
Series 2014-12A, Class E, 5.417%, 7/20/26(10)(11)	1,750	1,515,747
Oak Hill Credit Partners VIII Ltd.
Series 2013-8A, Class C, 3.017%, 4/20/25(10)(11)	2,625	2,561,475
Series 2013-8A, Class D, 3.817%, 4/20/25(10)(11)	2,900	2,753,971
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.065%, 7/17/25(10)(11)	1,500	1,457,240
Series 2013-1A, Class D, 3.665%, 7/17/25(10)(11)	1,500	1,404,514
Series 2013-1A, Class E, 4.815%, 7/17/25(10)(11)	1,800	1,522,015

Total Asset-Backed Securities (identified cost $56,686,650)		$54,506,329

Common Stocks — 0.2%

Security	Shares	Value

Aerospace and Defense — 0.0%(12)
IAP Global Services, LLC(3)(13)(14)	168	$138,049

		$138,049

Automotive — 0.0%(12)
Dayco Products, LLC(3)(13)	48,926	$1,810,262

		$1,810,262

Security	Shares	Value

Business Equipment and Services — 0.0%(12)
Education Management Corp.(3)(13)(14)	41,829,101	$42

		$42

Investment Services — 0.0%
Safelite Realty Corp.(3)(6)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(13)(14)	167,709	$2,096,358
Tropicana Entertainment, Inc.(13)(14)	40,751	662,204

		$2,758,562

Publishing — 0.1%
ION Media Networks, Inc.(3)(13)(14)	13,247	$5,237,467
MediaNews Group, Inc.(13)(14)	66,239	2,069,965
Nelson Education, Ltd.(3)(13)	169,215	0

		$7,307,432

Total Common Stocks (identified cost $5,368,515)		$12,014,347

Convertible Preferred Stocks — 0.0%(12)

Security	Shares	Value

Business Equipment and Services — 0.0%(12)
Education Management Corp., Series A-1(3)(13)(14)	46,544	$625,087

Total Convertible Preferred Stocks (identified cost $3,284,920)		$625,087

Warrants — 0.0%(12)

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(12)
Vivarte Luxco(3)(13)(14)	182,939	$102,596

Total Warrants (identified cost $67,050)		$102,596

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(15)	$93,388	$93,388,348

Total Short-Term Investments (identified cost $93,388,348)		$93,388,348

Total Investments — 129.8% (identified cost $7,313,758,971)		$6,930,781,990

Less Unfunded Loan Commitments — (0.1)%		$(6,284,218)

Net Investments — 129.7% (identified cost $7,307,474,753)		$6,924,497,772

Other Assets, Less Liabilities — (29.7)%		$(1,584,466,162)

Net Assets — 100.0%		$5,340,031,610

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after October 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Restricted security (see Note 5).

(7)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.
(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $164,379,460 or 3.1% of the Portfolio’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(12)	Amount is less than 0.05%.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	3,000,000	USD	3,404,142	State Street Bank and Trust Company	11/30/15	$—	$(104,086)
USD	15,882,667	CAD	21,037,228	State Street Bank and Trust Company	11/30/15	—	(202,878)
USD	61,635,247	EUR	54,774,227	State Street Bank and Trust Company	11/30/15	1,382,580	—
USD	15,343,974	GBP	9,965,237	JPMorgan Chase Bank, N.A.	11/30/15	—	(15,911)
USD	62,011,726	EUR	55,325,131	HSBC Bank USA, N.A.	12/31/15	1,110,086	—
USD	29,283,744	GBP	19,315,180	Goldman Sachs International	12/31/15	—	(486,101)
USD	62,488,864	EUR	56,329,767	Goldman Sachs International	1/29/16	442,081	—
USD	30,475,963	GBP	19,988,301	HSBC Bank USA, N.A.	1/29/16	—	(328,860)

						$2,934,747	$(1,137,836)

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Portfolio of Investments — continued

Abbreviations:
DIP	–	Debtor In Possession
PIK	–	Payment In Kind
Currency Abbreviations:
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $7,214,086,405)	$6,831,109,424
Affiliated investment, at value (identified cost, $93,388,348)	93,388,348
Cash	30,970,508
Restricted cash*	290,000
Foreign currency, at value (identified cost, $16,291,291)	16,219,429
Interest and dividends receivable	29,394,421
Interest receivable from affiliated investment	11,082
Receivable for investments sold	57,202,912
Receivable for open forward foreign currency exchange contracts	2,934,747
Prepaid upfront fees on notes payable	842,108
Prepaid expenses	271,015
Total assets	$7,062,633,994

Liabilities
Notes payable	$1,700,000,000
Payable for investments purchased	16,781,609
Payable for open forward foreign currency exchange contracts	1,137,836
Payable to affiliates:
Investment adviser fee	2,515,739
Trustees’ fees	5,667
Accrued expenses	2,161,533
Total liabilities	$1,722,602,384
Net Assets applicable to investors’ interest in Portfolio	$5,340,031,610

Sources of Net Assets
Investors’ capital	$5,721,543,028
Net unrealized depreciation	(381,511,418)
Total	$5,340,031,610

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest and other income	$364,297,010
Dividends	694,674
Interest allocated from affiliated investment	197,899
Expenses allocated from affiliated investment	(16,285)
Total investment income	$365,173,298

Expenses
Investment adviser fee	$32,254,534
Trustees’ fees and expenses	68,000
Custodian fee	1,683,540
Legal and accounting services	568,736
Interest expense and fees	20,838,275
Miscellaneous	258,566
Total expenses	$55,671,651
Deduct —
Reduction of custodian fee	$181
Total expense reductions	$181

Net expenses	$55,671,470

Net investment income	$309,501,828

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(44,748,845)
Investment transactions allocated from affiliated investment	201
Foreign currency and forward foreign currency exchange contract transactions	41,831,521
Net realized loss	$(2,917,123)
Change in unrealized appreciation (depreciation) —
Investments	$(250,490,611)
Foreign currency and forward foreign currency exchange contracts	(9,256,876)
Net change in unrealized appreciation (depreciation)	$(259,747,487)

Net realized and unrealized loss	$(262,664,610)

Net increase in net assets from operations	$46,837,218

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$309,501,828	$356,814,864
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	(2,917,123)	16,346,975
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(259,747,487)	(162,692,528)
Net increase in net assets from operations	$46,837,218	$210,469,311
Capital transactions —
Contributions	$701,772,281	$923,766,018
Withdrawals	(1,906,328,481)	(1,750,161,361)
Net decrease in net assets from capital transactions	$(1,204,556,200)	$(826,395,343)

Net decrease in net assets	$(1,157,718,982)	$(615,926,032)

Net Assets
At beginning of year	$6,497,750,592	$7,113,676,624
At end of year	$5,340,031,610	$6,497,750,592

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2015
Net increase in net assets from operations	$46,837,218
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(2,120,582,339)
Investments sold and principal repayments	3,188,421,432
Decrease in short-term investments, net	15,650,563
Net amortization/accretion of premium (discount)	(2,706,843)
Amortization of prepaid upfront fees on notes payable	1,407,892
Decrease in restricted cash	1,510,000
Decrease in interest and dividends receivable	3,076,346
Decrease in interest receivable from affiliated investment	10,985
Decrease in receivable for open forward foreign currency exchange contracts	6,416,642
Decrease in prepaid expenses	18,378
Decrease in payable for cash collateral due to brokers	(1,800,000)
Increase in payable for open forward foreign currency exchange contracts	1,137,836
Decrease in payable to affiliate for investment adviser fee	(473,039)
Increase in payable to affiliate for Trustees’ fees	1
Decrease in accrued expenses	(149,445)
Decrease in unfunded loan commitments	(22,356,226)
Net change in unrealized (appreciation) depreciation from investments	250,490,611
Net realized loss from investments	44,748,845
Net cash provided by operating activities	$1,411,658,857

Cash Flows From Financing Activities
Proceeds from capital contributions	$701,772,281
Payments for capital withdrawals	(1,906,328,481)
Payment of prepaid upfront fees on notes payable	(2,250,000)
Proceeds from notes payable	850,000,000
Repayments of notes payable	(1,050,000,000)
Net cash used in financing activities	$(1,406,806,200)

Net increase in cash*	$4,852,657

Cash at beginning of year(1)	$42,337,280

Cash at end of year(1)	$47,189,937

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$21,816,067

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(63,048).

(1)	Balance includes foreign currency, at value.

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.58%	0.55%	0.52%	0.61%	0.65%
Interest and fee expense	0.34%	0.27%	0.22%	0.34%	0.39%
Total expenses	0.92%	0.82%	0.74%	0.95%	1.04%
Net investment income	5.09%	4.80%	4.97%	5.73%	5.31%
Portfolio Turnover	27%	38%	29%	37%	59%

Total Return	0.72%	2.84%	6.25%	9.94%	5.54%

Net assets, end of year (000’s omitted)	$5,340,032	$6,497,751	$7,113,677	$3,241,781	$1,645,880

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Short Duration Government Income Fund and Eaton Vance Short Duration Real Return Fund held an interest of 95.5%, 3.9%, less than 0.5% and less than 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

43

Senior Debt Portfolio

October 31, 2015

Notes to Financial Statements — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

44

Senior Debt Portfolio

October 31, 2015

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the year ended October 31, 2015, the Portfolio’s investment adviser fee totaled $32,254,534 or 0.53% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,062,308,765 and $3,115,833,637, respectively, for the year ended October 31, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,307,764,850

Gross unrealized appreciation	$22,873,562
Gross unrealized depreciation	(406,140,640)

Net unrealized depreciation	$(383,267,078)

5  Restricted Securities

At October 31, 2015, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

45

Senior Debt Portfolio

October 31, 2015

Notes to Financial Statements — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit related contingent features in a net liability positon was $1,137,836. At October 31, 2015, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$2,934,747	$(1,137,836)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$442,081	$(442,081)	$—	$—	$—
HSBC Bank USA, N.A.	1,110,086	(328,860)	(781,226)	—	—
State Street Bank and Trust Company	1,382,580	(306,964)	(1,075,616)	—	—

	$2,934,747	$(1,077,905)	$(1,856,842)	$—	$—

46

Senior Debt Portfolio

October 31, 2015

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(486,101)	$442,081	$—	$—	$(44,020)
HSBC Bank USA, N.A.	(328,860)	328,860	—	—	—
JPMorgan Chase Bank, N.A.	(15,911)	—	—	—	(15,911)
State Street Bank and Trust Company	(306,964)	306,964	—	—	—

	$(1,137,836)	$1,077,905	$—	$—	$(59,931)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$42,946,809	$(7,554,478)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended October 31, 2015, which is indicative of the volume of this derivative type, was approximately $336,888,000.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lender(s) that allows it to borrow up to $2.25 billion ($2.5 billion prior to March 17, 2015) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate or LIBOR and is payable monthly. Under the terms of the Agreement, in effect through March 15, 2016, the Portfolio also pays a program fee of 0.67% (0.80% prior to March 17, 2015) per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the year ended October 31, 2015 totaled $15,439,688 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 17, 2015, the Portfolio paid an upfront fee of $2,250,000, which is being amortized to interest expense through March 15, 2016. The unamortized balance at October 31, 2015 is $842,108 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2015, the Portfolio had borrowings outstanding under the Agreement of $1,700,000,000 at an interest rate of 0.32%. The carrying amount of the borrowings at October 31, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2015. For the year ended October 31, 2015, the average borrowings under the Agreement and the average interest rate (excluding fees) were $1,620,616,438 and 0.25%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

47

Senior Debt Portfolio

October 31, 2015

Notes to Financial Statements — continued

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$6,514,237,284	$34,715,527	$6,548,952,811
Corporate Bonds & Notes	—	214,813,196	95,058	214,908,254
Asset-Backed Securities	—	54,506,329	—	54,506,329
Common Stocks	662,204	2,069,965	9,282,178	12,014,347
Convertible Preferred Stocks	—	—	625,087	625,087
Warrants	—	—	102,596	102,596
Short-Term Investments	—	93,388,348	—	93,388,348

Total Investments	$662,204	$6,879,015,122	$44,820,446	$6,924,497,772

Forward Foreign Currency Exchange Contracts	$—	$2,934,747	$—	$2,934,747

Total	$662,204	$6,881,949,869	$44,820,446	$6,927,432,519

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,137,836)	$—	$(1,137,836)

Total	$—	$(1,137,836)	$—	$(1,137,836)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2015 is not presented. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

48

Senior Debt Portfolio

October 31, 2015

Notes to Financial Statements — continued

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.12% of net assets at October 31, 2015). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

49

Senior Debt Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2015, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2015, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2015

50

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

51

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of the Portfolio	1996	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

52

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2015

Management and Organization — continued

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

53

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

54

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232 10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$124,377	$112,907
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$21,380	$22,021
All Other Fees(3)	$0	$0

Total	$145,757	$134,928

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$21,380	$22,021
Eaton Vance(1)	$99,750	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2015

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 18, 2015